General information - Additional Information (Details)			1 Months Ended	12 Months Ended
	Sep. 14, 2021 $ / shares shares	Jun. 24, 2021 CHF (SFr) SFr / shares shares	Sep. 30, 2021 shares	Dec. 31, 2023
Class A Ordinary Shares [Member] | IPO [Member]
General information
Shares issued, Price per share | $ / shares	$ 27.00
Shares issued	19,000,000
Reorganization Transactions [Member] | Phantom Option Plan
General information
Conversion of awards, Converted restricted stock units			66,744
Carsten Koerl The Founder [Member] | Reorganization Transactions [Member]
General information
Share Price | SFr / shares		SFr 0.10
Capital contributions | SFr		SFr 100,000
Carsten Koerl The Founder [Member] | Reorganization Transactions [Member] | Ordinary shares [member]
General information
Shares received		1,000,000
Carsten Koerl The Founder [Member] | Reorganization Transactions [Member] | Class A Ordinary Shares [Member]
General information
Conversion of shares, Shares issued			2,500,000
Carsten Koerl The Founder [Member] | Reorganization Transactions [Member] | Class B Ordinary Shares [Member]
General information
Conversion of shares, Shares issued			903,670,701
Sportradar Holding AG
General information
Percentage of equity interest held				100.00%